Performance Management - Kingsbarn Tactical Bond ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (866) 788-7878.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 5.40% (quarter ended 12/31/23) and the lowest quarterly return was -5.99% (quarter ended 3/31/22).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(866) 788-7878